Restructuring	12 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring
5.	Restructuring
In December 2019 and January 2020, the Company approved restructuring plans to achieve its strategic and financial objectives. Restructuring activities included a reduction in workforce, contract terminations related to certain retail and operating lease arrangements, resulting in impairment losses of operating lease ROU assets associated with disposition of the Phoenix, Arizona operating facility and square footage available for sublease at the Sunnyvale, California headquarters facility, as well as other exit or disposal costs. The Company recorded restructuring expenses of $44.7 million within restructuring and other charges in the consolidated statements of operations during the fiscal year ended March 31, 2020 primarily related to the Consumer & Research Services segment.
During the fiscal year ended March 31, 2020, the Company recorded employee severance and termination benefits expense of approximately $5.5 million within restructuring and other charges in the consolidated statements of operations, of which $0.9 million was non-cash stock-based compensation expense. The Company recorded these involuntary employee-related exit and disposal costs when there was a substantive plan for employee severance and related costs were probable and estimable.
The Company ceased use of its Phoenix, Arizona operating facility in January 2020 as part of the Company’s restructuring plan. Using the discounted cash flow method, the Company calculated the difference between the present value of the estimated future sublease rental income and the present value of remaining lease obligations, adjusted for the effects of any prepaid or deferred items. The key assumptions used in the Company’s discounted cash flow model included the amount and timing of sublease rental receipts and the discount rate. As a result, the Company recognized an impairment loss, which represented the remaining carrying value of the operating ROU asset as of March 31, 2020, of approximately $0.6 million, as well as an impairment loss of $13.0 million associated with property and equipment for this facility and an impairment loss of $0.7 million for capitalized internal use software. The Company also recorded a related liability of $3.0 million for the contractually obligated exit costs associated with this facility as of March 31, 2020. The Company utilized the terms and conditions of the assignment and assumption of lease agreement when evaluating the impairment of the operating lease ROU asset related to the operating lease for the fiscal year ended March 31, 2020. The Company recorded the expenses associated with the Phoenix, AZ facility disposition within restructuring and other charges in the consolidated statements of operations. In June 2020, the Company entered into an assignment and assumption of lease agreement with a third-party assignee related to the facility space in Phoenix, Arizona. As part of this agreement, the third-party assignee agreed to assume from the Company all of the rights and remaining obligations under the operating lease, which the Company had previously entered into with the landlord in March 2019 and subsequently amended in June 2019.
In addition, as part of the restructuring plan, the Company made available a significant portion of its Sunnyvale, California headquarters facility for sublease. Using the discounted cash flow method, the Company calculated the difference between the present value of the estimated future sublease rental income and the present value of remaining lease obligations, adjusted for the effects of any prepaid or deferred items. As a result, the Company recognized an impairment loss of approximately $12.6 million to reduce the carrying value of the operating ROU asset to fair value, as well as an impairment loss of $7.0 million associated with property, equipment and capitalized asset retirement obligations for this facility within restructuring and other charges in the consolidated statements of operations in the fiscal year ended March 31, 2020.
As part of the restructuring activity, the Company also consolidated the sales channel network by terminating certain retail contracts. As a result, the Company recorded $0.8 million return-related fees and $1.5 million inventory write-off within restructuring and other charges in the consolidated statements of operations in the fiscal year ended March 31, 2020. Of the $0.8 million of return-related fees incurred during the fiscal year ended March 31, 2020, $0.1 million was paid or adjusted, resulting in an accrued balance of $0.7 million as of March 31, 2020. During the fiscal year ended March 31, 2021, an additional $0.2 million was paid or adjusted, resulting in an accrued balance of $0.5 million as of March 31, 2021. The Company also recorded a refund of the original purchase price related to the return of inventory held by retailers of $5.7 million, which reduced deferred revenue on the consolidated balance sheets as of March 31, 2020.
The following table shows the total amount incurred and accrued related to one-time employee termination benefits:

One-Time Employee Termination Benefits
(in thousands)

Accrued restructuring costs as of March 31, 2019	$—
Restructuring charges incurred during the period	4,633
Amounts paid during the period	(3,580)

Accrued restructuring costs as of March 31, 2020	1,053
Amounts paid during the period	(1,053)
Accrued restructuring costs as of March 31, 2021	$—

The Company does not expect to incur any further expenses in connection with this restructuring plan.